Schedule of expected future minimum lease payments (Details) $ in Thousands	Dec. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Total	$ 5,705
Less than 1 year [member]
IfrsStatementLineItems [Line Items]
Total	5,634
1 - 5 years [member]
IfrsStatementLineItems [Line Items]
Total	$ 71